INVESTMENT SECURITIES - Investment in debt at amortized cost pledged as collateral (Details) - Financial assets at amortised cost, category [member] - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 2,941,510	$ 4,076,356
Debt securities [member] | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,295,485	2,214,117
Debt securities [member] | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,646,025	1,862,239
Securities issued or secured by Colombian Government | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral		1,528,723
Securities issued or secured by Colombian Government | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	856,494	1,173,348
Securities issued or secured by other Colombian Government entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,295,485	685,394
Securities issued or secured by other Colombian Government entities | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 789,531	$ 688,891